Risk and sensitivity analysis - Insurance operations (Details) - Insurance risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Net effect on profit after tax, increase in assumption	$ (101)	$ (108)
Net effect on shareholders' equity, increase in assumption	$ (101)	$ (108)
Reasonably possible decrease in assumption (as a percent)	5.00%	5.00%
Net effect on profit after tax, decrease in assumption	$ 101	$ 108
Net effect on shareholders' equity, decrease in assumption	$ 101	$ 108